Expense Example {- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Investor PRO-12 - Overseas Portfolio - VIP Overseas Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049